Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Trading Assets and Liabilities
Trading assets	SFr 157,338	SFr 153,797
Trading liabilities	45,871	38,186
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	64,395	66,994
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	63,237	64,542
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	25,531	17,731
Trading liabilities	17,745	13,472
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,175	4,530
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	28,126	24,714
Bank
Schedule of Trading Assets and Liabilities
Trading assets	157,511	153,895
Trading liabilities	45,871	38,186
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	64,532	67,030
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	63,273	64,604
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	25,531	17,730
Trading liabilities	17,745	13,472
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,175	4,531
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 28,126	SFr 24,714